Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from operations of discontinued businesses, income tax expense	$ (287)	$ 22	$ 59
Gain (loss) from disposal of discontinued businesses, income tax expense	$ 132	$ 0	$ 0